Other disclosures - Residual maturity periods and average interest rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 113,663	€ 110,995	€ 76,454	€ 110,995	€ 77,751
Financial assets at amortised cost	946,099			909,094
Financial assets measured at fair value through other comprehensive income	118,420
Financial assets available-for-sale		133,271	116,774
Loans and receivables		903,013	840,004
Held-to-maturity investments		13,491	14,468
Total certain assets	1,178,182	1,155,980	1,042,213
Liabilities
Financial liabilities at amortized cost	1,171,630	1,126,069	1,044,240	1,126,069
Difference (assets less liabilities)	€ 6,552	€ 29,911	€ (2,027)
Average interest rate - financial assets	4.20%	4.61%	5.12%
Average interest rate - held to maturity investments		1.52%	1.70%
Average interest rate - financial liabilities	1.48%	1.98%	2.57%
Net borrowing position with ECB	€ 11,882
Deposits from central banks at amortised cost due to participation in the refinancing operations program	55,382
Undiscounted financial liabilities at amortised cost	1,162,832	€ 1,118,461	€ 1,035,499
On demand
Assets
Cash, cash balances at Central Banks and other deposits on demand	113,663	110,995	76,454
Financial assets at amortised cost	46,247
Financial assets measured at fair value through other comprehensive income	1,886
Loans and receivables		57,000	52,512
Total certain assets	161,796	168,321	129,166
Liabilities
Financial liabilities at amortized cost	545,284	537,604	480,075
Difference (assets less liabilities)	(383,488)	(369,283)	(350,909)
Undiscounted financial liabilities at amortised cost	542,124	537,546	476,091
1 month
Assets
Financial assets at amortised cost	56,818
Financial assets measured at fair value through other comprehensive income	6,023
Loans and receivables		58,686	48,420
Total certain assets	62,841	61,153	54,406
Liabilities
Financial liabilities at amortized cost	87,782	75,161	95,583
Difference (assets less liabilities)	(24,941)	(14,008)	(41,177)
Undiscounted financial liabilities at amortised cost	87,558	73,133	112,458
3 months
Assets
Financial assets at amortised cost	71,627
Financial assets measured at fair value through other comprehensive income	3,329
Loans and receivables		53,218	56,725
Total certain assets	74,956	54,864	58,732
Liabilities
Financial liabilities at amortized cost	93,293	87,939	67,282
Difference (assets less liabilities)	(18,337)	(33,075)	(8,550)
Undiscounted financial liabilities at amortised cost	91,598	110,270	72,048
3 to 12 months
Assets
Financial assets at amortised cost	102,036
Financial assets measured at fair value through other comprehensive income	12,873
Loans and receivables		96,689	85,521
Held-to-maturity investments		1,902	123
Total certain assets	114,909	110,088	91,086
Liabilities
Financial liabilities at amortized cost	127,522	130,672	125,774
Difference (assets less liabilities)	(12,613)	(20,584)	(34,688)
Undiscounted financial liabilities at amortised cost	127,237	128,920	107,254
1 to 3 years
Assets
Financial assets at amortised cost	134,697
Financial assets measured at fair value through other comprehensive income	19,432
Loans and receivables		119,541	113,387
Held-to-maturity investments		122	2,075
Total certain assets	154,129	142,110	139,036
Liabilities
Financial liabilities at amortized cost	182,670	136,487	115,591
Difference (assets less liabilities)	(28,541)	5,623	23,445
Undiscounted financial liabilities at amortised cost	181,772	119,082	110,293
3 to 5 years
Assets
Financial assets at amortised cost	107,921
Financial assets measured at fair value through other comprehensive income	10,705
Loans and receivables		112,786	93,816
Held-to-maturity investments		294	342
Total certain assets	118,626	124,244	108,058
Liabilities
Financial liabilities at amortized cost	56,927	83,542	69,467
Difference (assets less liabilities)	61,699	40,702	38,591
Undiscounted financial liabilities at amortised cost	56,023	75,681	69,245
More than five years
Assets
Financial assets at amortised cost	426,753
Financial assets measured at fair value through other comprehensive income	64,172
Loans and receivables		405,093	389,623
Held-to-maturity investments		11,173	11,928
Total certain assets	490,925	495,200	461,729
Liabilities
Financial liabilities at amortized cost	78,152	74,664	90,468
Difference (assets less liabilities)	412,773	420,536	371,261
Undiscounted financial liabilities at amortised cost	€ 76,520	€ 73,829	€ 88,110
Cash, Cash Balance At Central Banks And Other Deposits On Demand
Liabilities
Average interest rate - financial assets	0.61%	0.53%	0.98%
Debt instruments
Assets
Financial assets at amortised cost	€ 37,696			35,772
Financial assets measured at fair value through other comprehensive income	116,819
Financial assets available-for-sale	€ 118,420	€ 128,481	€ 111,287
Loans and receivables		17,543	13,237
Held-to-maturity investments		€ 13,491	€ 14,468
Liabilities
Average interest rate - financial assets at fair value through other comprehensive income	3.13%
Average interest rate - financial assets at amortised cost	3.33%
Average interest rate - financial assets available-for-sale		4.34%	4.33%
Average interest rate - financial assets		3.06%	6.31%
Debt instruments | On demand
Assets
Financial assets at amortised cost	€ 16
Financial assets measured at fair value through other comprehensive income	487
Financial assets available-for-sale		€ 326	€ 200
Loans and receivables		249	248
Debt instruments | 1 month
Assets
Financial assets at amortised cost	1,534
Financial assets measured at fair value through other comprehensive income	6,022
Financial assets available-for-sale		2,467	5,986
Loans and receivables		1,381	1,628
Debt instruments | 3 months
Assets
Financial assets at amortised cost	1,319
Financial assets measured at fair value through other comprehensive income	3,328
Financial assets available-for-sale		1,646	2,007
Loans and receivables		997	708
Debt instruments | 3 to 12 months
Assets
Financial assets at amortised cost	6,646
Financial assets measured at fair value through other comprehensive income	12,830
Financial assets available-for-sale		11,497	5,442
Loans and receivables		2,073	2,246
Debt instruments | 1 to 3 years
Assets
Financial assets at amortised cost	2,474
Financial assets measured at fair value through other comprehensive income	19,415
Financial assets available-for-sale		22,447	23,574
Loans and receivables		2,317	2,125
Debt instruments | 3 to 5 years
Assets
Financial assets at amortised cost	1,783
Financial assets measured at fair value through other comprehensive income	10,661
Financial assets available-for-sale		11,164	13,900
Loans and receivables		1,656	1,918
Debt instruments | More than five years
Assets
Financial assets at amortised cost	23,924
Financial assets measured at fair value through other comprehensive income	64,076
Financial assets available-for-sale		78,934	60,178
Loans and receivables		8,870	4,364
Loans and advances
Assets
Financial assets at amortised cost	908,403			873,322
Financial assets measured at fair value through other comprehensive income	1,601
Loans and receivables		885,470	826,767
Loans and advances | On demand
Assets
Financial assets at amortised cost	46,231
Financial assets measured at fair value through other comprehensive income	1,399
Loans and receivables		56,751	52,264
Loans and advances | 1 month
Assets
Financial assets at amortised cost	55,284
Financial assets measured at fair value through other comprehensive income	1
Loans and receivables		57,305	46,792
Loans and advances | 3 months
Assets
Financial assets at amortised cost	70,308
Financial assets measured at fair value through other comprehensive income	1
Loans and receivables		52,221	56,017
Loans and advances | 3 to 12 months
Assets
Financial assets at amortised cost	95,390
Financial assets measured at fair value through other comprehensive income	43
Loans and receivables		94,616	83,275
Loans and advances | 1 to 3 years
Assets
Financial assets at amortised cost	132,223
Financial assets measured at fair value through other comprehensive income	17
Loans and receivables		117,224	111,262
Loans and advances | 3 to 5 years
Assets
Financial assets at amortised cost	106,138
Financial assets measured at fair value through other comprehensive income	44
Loans and receivables		111,130	91,898
Loans and advances | More than five years
Assets
Financial assets at amortised cost	402,829
Financial assets measured at fair value through other comprehensive income	96
Loans and receivables		396,223	385,259
Loans and advances - Central banks
Assets
Financial assets at amortised cost	€ 15,601
Loans and receivables		€ 26,278	€ 27,973
Liabilities
Average interest rate - financial assets at amortised cost	4.63%
Average interest rate - financial assets		5.10%	6.54%
Loans and advances - Central banks | 1 month
Assets
Financial assets at amortised cost	€ 23
Loans and receivables		€ 3,948	€ 941
Loans and advances - Central banks | 3 months
Assets
Loans and receivables		1,446	11,499
Loans and advances - Central banks | 3 to 12 months
Assets
Financial assets at amortised cost	4
Loans and receivables		4,811	1,117
Loans and advances - Central banks | 3 to 5 years
Assets
Loans and receivables			23
Loans and advances - Central banks | More than five years
Assets
Financial assets at amortised cost	15,574
Loans and receivables		16,073	14,393
Loans and advances - Credit institutions
Assets
Financial assets at amortised cost	€ 35,480
Loans and receivables		€ 39,567	€ 35,424
Liabilities
Average interest rate - financial assets at amortised cost	1.66%
Average interest rate - financial assets		1.26%	1.96%
Loans and advances - Credit institutions | On demand
Assets
Financial assets at amortised cost	€ 10,092
Loans and receivables		€ 18,242	€ 16,632
Loans and advances - Credit institutions | 1 month
Assets
Financial assets at amortised cost	5,389
Loans and receivables		4,198	4,938
Loans and advances - Credit institutions | 3 months
Assets
Financial assets at amortised cost	6,711
Loans and receivables		3,445	2,210
Loans and advances - Credit institutions | 3 to 12 months
Assets
Financial assets at amortised cost	6,003
Loans and receivables		5,708	2,220
Loans and advances - Credit institutions | 1 to 3 years
Assets
Financial assets at amortised cost	5,314
Loans and receivables		5,694	4,435
Loans and advances - Credit institutions | 3 to 5 years
Assets
Financial assets at amortised cost	947
Loans and receivables		939	1,268
Loans and advances - Credit institutions | More than five years
Assets
Financial assets at amortised cost	1,024
Loans and receivables		1,341	3,721
Loans and advances - Customers
Assets
Financial assets at amortised cost	857,322
Financial assets measured at fair value through other comprehensive income	€ 1,601
Loans and receivables		€ 819,625	€ 763,370
Liabilities
Average interest rate - financial assets at fair value through other comprehensive income	1.41%
Average interest rate - financial assets at amortised cost	4.97%
Average interest rate - financial assets		5.44%	5.79%
Loans and advances - Customers | On demand
Assets
Financial assets at amortised cost	€ 36,139
Financial assets measured at fair value through other comprehensive income	1,399
Loans and receivables		€ 38,509	€ 35,632
Loans and advances - Customers | 1 month
Assets
Financial assets at amortised cost	49,872
Financial assets measured at fair value through other comprehensive income	1
Loans and receivables		49,159	40,913
Loans and advances - Customers | 3 months
Assets
Financial assets at amortised cost	63,597
Financial assets measured at fair value through other comprehensive income	1
Loans and receivables		47,330	42,308
Loans and advances - Customers | 3 to 12 months
Assets
Financial assets at amortised cost	89,383
Financial assets measured at fair value through other comprehensive income	43
Loans and receivables		84,097	79,938
Loans and advances - Customers | 1 to 3 years
Assets
Financial assets at amortised cost	126,909
Financial assets measured at fair value through other comprehensive income	17
Loans and receivables		111,530	106,827
Loans and advances - Customers | 3 to 5 years
Assets
Financial assets at amortised cost	105,191
Financial assets measured at fair value through other comprehensive income	44
Loans and receivables		110,191	90,607
Loans and advances - Customers | More than five years
Assets
Financial assets at amortised cost	386,231
Financial assets measured at fair value through other comprehensive income	96
Loans and receivables		378,809	367,145
Deposits
Liabilities
Financial liabilities at amortized cost	903,101	883,320	791,646	883,320
Undiscounted financial liabilities at amortised cost	898,084	878,077	789,637
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	536,134	527,499	471,494
Undiscounted financial liabilities at amortised cost	532,915	526,059	467,529
Deposits | 1 month
Liabilities
Financial liabilities at amortized cost	74,440	59,325	79,446
Undiscounted financial liabilities at amortised cost	74,320	57,490	95,231
Deposits | 3 months
Liabilities
Financial liabilities at amortized cost	67,406	66,667	42,583
Undiscounted financial liabilities at amortised cost	67,169	89,249	49,246
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	91,958	100,658	86,006
Undiscounted financial liabilities at amortised cost	91,766	99,780	68,830
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	107,459	81,169	69,775
Undiscounted financial liabilities at amortised cost	106,935	64,977	66,255
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	18,833	39,719	34,505
Undiscounted financial liabilities at amortised cost	18,439	32,365	34,781
Deposits | More than five years
Liabilities
Financial liabilities at amortized cost	6,871	8,283	7,837
Undiscounted financial liabilities at amortised cost	6,540	8,157	7,765
Deposits - Central banks
Liabilities
Financial liabilities at amortized cost	€ 72,523	€ 71,414	€ 44,112
Average interest rate - financial liabilities at amortised cost	0.39%
Average interest rate - financial liabilities		0.24%	0.26%
Undiscounted financial liabilities at amortised cost	€ 72,894	€ 71,512	€ 44,099
Deposits - Central banks | On demand
Liabilities
Financial liabilities at amortized cost	304	450	422
Undiscounted financial liabilities at amortised cost	304	451	422
Deposits - Central banks | 1 month
Liabilities
Financial liabilities at amortized cost	2,130	2,015	2,007
Undiscounted financial liabilities at amortised cost	2,126	2,018	2,006
Deposits - Central banks | 3 months
Liabilities
Financial liabilities at amortized cost	2,629	681	633
Undiscounted financial liabilities at amortised cost	2,624	23,801	633
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	507	2,715	101
Undiscounted financial liabilities at amortised cost	896	2,719	101
Deposits - Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	64,433	42,988	20,027
Undiscounted financial liabilities at amortised cost	64,424	27,138	20,021
Deposits - Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	2,520	22,565	20,922
Undiscounted financial liabilities at amortised cost	2,520	15,385	20,916
Deposits - Credit institutions
Liabilities
Financial liabilities at amortized cost	€ 89,679	€ 91,300	€ 89,764
Average interest rate - financial liabilities at amortised cost	2.19%
Average interest rate - financial liabilities		2.40%	3.97%
Undiscounted financial liabilities at amortised cost	€ 88,720	€ 89,147	€ 89,639
Deposits - Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	15,341	20,870	16,649
Undiscounted financial liabilities at amortised cost	15,257	20,378	16,676
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities at amortized cost	13,413	15,263	16,357
Undiscounted financial liabilities at amortised cost	13,413	14,903	15,789
Deposits - Credit institutions | 3 months
Liabilities
Financial liabilities at amortized cost	24,724	13,350	10,603
Undiscounted financial liabilities at amortised cost	24,698	13,035	15,500
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	16,384	25,406	23,313
Undiscounted financial liabilities at amortised cost	16,288	24,807	20,057
Deposits - Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	8,759	6,501	13,540
Undiscounted financial liabilities at amortised cost	8,552	6,348	12,364
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	6,412	5,247	5,560
Undiscounted financial liabilities at amortised cost	6,085	5,123	5,517
Deposits - Credit institutions | More than five years
Liabilities
Financial liabilities at amortized cost	4,646	4,663	3,742
Undiscounted financial liabilities at amortised cost	4,427	4,553	3,736
Deposits - Customers
Liabilities
Financial liabilities at amortized cost	€ 740,899	€ 720,606	€ 657,770
Average interest rate - financial liabilities at amortised cost	1.19%
Average interest rate - financial liabilities		2.00%	2.25%
Undiscounted financial liabilities at amortised cost	€ 736,470	€ 717,418	€ 655,899
Deposits - Customers | On demand
Liabilities
Financial liabilities at amortized cost	520,489	506,179	454,423
Undiscounted financial liabilities at amortised cost	517,354	505,230	450,431
Deposits - Customers | 1 month
Liabilities
Financial liabilities at amortized cost	58,897	42,047	61,082
Undiscounted financial liabilities at amortised cost	58,781	40,569	77,436
Deposits - Customers | 3 months
Liabilities
Financial liabilities at amortized cost	40,053	52,636	31,347
Undiscounted financial liabilities at amortised cost	39,847	52,413	33,113
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	75,067	72,537	62,592
Undiscounted financial liabilities at amortised cost	74,582	72,254	48,672
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	34,267	31,680	36,208
Undiscounted financial liabilities at amortised cost	33,959	31,491	33,870
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	9,901	11,907	8,023
Undiscounted financial liabilities at amortised cost	9,834	11,857	8,348
Deposits - Customers | More than five years
Liabilities
Financial liabilities at amortized cost	2,225	3,620	4,095
Undiscounted financial liabilities at amortised cost	2,113	3,604	4,029
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	€ 244,314	€ 214,910	€ 226,078	214,910
Average interest rate - financial liabilities at amortised cost	2.59%
Average interest rate - financial liabilities		2.56%	3.68%
Undiscounted financial liabilities at amortised cost	€ 240,533	€ 212,545	€ 219,346
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	237	105	642
Undiscounted financial liabilities at amortised cost	296	1,486	623
Marketable debt securities | 1 month
Liabilities
Financial liabilities at amortized cost	11,347	11,927	12,861
Undiscounted financial liabilities at amortised cost	11,243	11,735	13,582
Marketable debt securities | 3 months
Liabilities
Financial liabilities at amortized cost	18,817	11,638	14,225
Undiscounted financial liabilities at amortised cost	17,359	11,387	12,705
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	33,536	29,286	39,465
Undiscounted financial liabilities at amortised cost	33,443	28,412	38,119
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	71,805	54,202	43,985
Undiscounted financial liabilities at amortised cost	71,431	52,989	42,201
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	37,919	43,395	34,520
Undiscounted financial liabilities at amortised cost	37,409	42,888	34,022
Marketable debt securities | More than five years
Liabilities
Financial liabilities at amortized cost	70,653	64,357	80,380
Undiscounted financial liabilities at amortised cost	69,352	63,648	78,094
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	24,215	27,839	26,516	€ 27,839
Undiscounted financial liabilities at amortised cost	24,215	27,839	26,516
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	8,913	10,000	7,939
Undiscounted financial liabilities at amortised cost	8,913	10,001	7,939
Other financial liabilities | 1 month
Liabilities
Financial liabilities at amortized cost	1,995	3,909	3,276
Undiscounted financial liabilities at amortised cost	1,995	3,908	3,645
Other financial liabilities | 3 months
Liabilities
Financial liabilities at amortized cost	7,070	9,634	10,474
Undiscounted financial liabilities at amortised cost	7,070	9,634	10,097
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	2,028	728	303
Undiscounted financial liabilities at amortised cost	2,028	728	305
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	3,406	1,116	1,831
Undiscounted financial liabilities at amortised cost	3,406	1,116	1,837
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	175	428	442
Undiscounted financial liabilities at amortised cost	175	428	442
Other financial liabilities | More than five years
Liabilities
Financial liabilities at amortized cost	628	2,024	2,251
Undiscounted financial liabilities at amortised cost	€ 628	€ 2,024	€ 2,251